UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			     Washington, D.C. 20549

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Paul Edmunds Sackett, Jr. d/b/a Sackett & Company
Address: P.O. Box 276
	 Corte Madera, CA  94976

13F File Number:  28-05323

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	Paul Edmunds Sackett, Jr.
Phone:	415-461-4277
Signature, Place and Date of Signing:

   /s/ Paul Edmunds Sackett, Jr.	Corte Madera,CA     August 10, 2000



Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                            FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		34

Form 13F Information Table Value Total:		$103,876,000



List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corp.                      com              00130H105     8486   186000 SH       SOLE                   186000
Automatic Data Processing      com              053015103      343     6400 SH       SOLE                     6400
Berkshire Hathaway Inc. CL A   com              846709913      861      160 SH       SOLE                      160
Berkshire Hathway Inc. CL A    com              846709913      592       11 SH       SOLE                       11
Berkshire Hathway Inc. CL B    com              846702074      294      167 SH       SOLE                      167
Burlington Resources           com              122014103     1071    28000 SH       SOLE                    28000
CSG Systems Intl. Inc.         com              126349109     6167   110000 SH       SOLE                   110000
Carnival Cruise Lines          com              143658102     1911    98000 SH       SOLE                    98000
Cisco Systems                  com              17275R102     5403    85000 SH       SOLE                    85000
Citigroup Inc.                 com              13218P105      226     3750 SH       SOLE                     3750
Delphi Automotive System       com              247126105      874    60000 SH       SOLE                    60000
Dorchester Hugoton Ltd. Deposi com              258205202     1412   100000 SH       SOLE                   100000
Fannie Mae                     com              313586109     7650   146583 SH       SOLE                   146583
Freddie Mac Voting Shs         com              313400301     1012    25000 SH       SOLE                    25000
GTE Corp.                      com              362320103      645    10363 SH       SOLE                    10363
Intel                          com              458140100    28355   212100 SH       SOLE                   212100
J. Alexander's Corp.           com              466096104     1158   303700 SH       SOLE                   303700
Johnson & Johnson              com              478160104     2353    23100 SH       SOLE                    23100
L.M.Ericsson Tele Co ADR       com              294821400     1200    60000 SH       SOLE                    60000
Merck                          com              589331107     1877    24500 SH       SOLE                    24500
Microsoft Corp                 com              594918104     5504    68800 SH       SOLE                    68800
NTL Inc.                       com              629407107     2657    44375 SH       SOLE                    44375
One Valley Bancorp Inc.        com              682419106      213     6825 SH       SOLE                     6825
Partner Re.                    com              G6852T105     2002    56500 SH       SOLE                    56500
Pepsico                        com              713448108      889    20000 SH       SOLE                    20000
Phillip Morris                 com              718154107      801    30149 SH       SOLE                    30149
Plum Creek Timber Co LP        com              729251108     1266    48700 SH       SOLE                    48700
Sholodge Inc.                  com              825034101       59    17000 SH       SOLE                    17000
Texas Instruments              com              882508104      275     4000 SH       SOLE                     4000
The Williams Companies, Inc.   com              969457100     5294   127000 SH       SOLE                   127000
Trenwick                       com              895290104      344    23600 SH       SOLE                    23600
UST                            com              902911106      162    11000 SH       SOLE                    11000
United Global Com Inc CL A     com              913247508     1683    36000 SH       SOLE                    36000
Westwood One                   com              961815107    10836   317544 SH       SOLE                   317544